Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [abstract]
Inventory	$ 33	$ 31
Prepaid expenses	142	391
Deferred commissions	110
Other current assets	149	126
Prepaid expenses and other current assets	$ 434	$ 548